Fees Summary	Jul. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,910,000.00
Previously Paid Amount	0.00
Total Fee Amount	445.52
Total Offset Amount	0.00
Net Fee	445.52
Narrative - Max Aggregate Offering Price	$ 2,910,000.00
Final Prospectus	true